INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

       The following summarizes the Group's intangible assets as of December 31, 2013 and 2014 (in RMB thousands):

	CENTURY 21® franchise rights	Customer relationships	Real estate listing databases	Trademark	Sub- franchisee base	Brand name	Mortgage credit license	Total
Cost	48,747	14,760	541	403	2,044	45,214	6,666	118,375
Accumulated amortization	(21,816)	(3,675)	(327)	(180)	(1,408)	—	(716)	(28,122)

Balance as of January 1, 2013	26,931	11,085	214	223	636	45,214	5,950	90,253
Additions	—	—	—	—	—	—	—	—
Amortization	(2,348)	(2,070)	(54)	(40)	(636)	—	(358)	(5,506)

Balance as of December 31, 2013	24,583	9,015	160	183	—	45,214	5,592	84,747
Additions	—	—	—	—	—	—	—	—
Amortization	(2,348)	(2,070)	(54)	(40)	—	—	(358)	(4,870)

Balance as of December 31, 2014	22,235	6,945	106	143	—	45,214	5,234	79,877

Schedule of annual estimated amortization expense of intangible assets

        Based on the Group's intangible assets subject to amortization, the annual estimated amortization expense related to the above intangible assets is as follows (in RMB thousands):

2015	4,869
2016	4,869
2017	4,869
2018	3,813
2019	2,706
Thereafter	13,537

Total	34,663